Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking – Canada	Caribbean Banking	Commercial Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$1,851	$1,791	$793	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594
Acquisitions	3,159	–	3,022	283	72	–	–	–	–	–	6,536
Dispositions	–	–	–	–	–	–	–	–	–	–	–
Currency translations and other	(16)	7	–	1	76	11	74	–	–	3	156
Balance at end of period	$4,994	$1,798	$3,815	$877	$2,164	$3,091	$1,198	$29	$112	$1,208	$19,286

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Personal Banking – Canada (1)	Caribbean Banking	Commercial Banking (1)	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$1,802	$1,759	$772	$589	$1,928	$3,027	$1,042	$59	$112	$1,187	$12,277
Acquisitions	49	–	21	–	–	–	–	–	–	–	70
Dispositions	–	–	–	–	–	–	–	(30)	–	–	(30)
Currency translations and other	–	32	–	4	88	53	82	–	–	18	277
Balance at end of period	$1,851	$1,791	$793	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation. Refer to Note 26 for further details of our business segments.

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models
The terminal growth rates and pre-tax discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2024		August 1, 2023

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Personal Banking – Canada (2)	11.7%	3.0%	11.7%	3.0%
Caribbean Banking	13.7	3.5	12.9	3.5
Commercial Banking (2)	11.7	3.0	11.7	3.0
Canadian Wealth Management	12.5	3.0	12.5	3.0
Global Asset Management	12.4	3.0	12.5	3.0
U.S. Wealth Management (including City National)	12.6	3.0	12.5	3.0
International Wealth Management	12.3	3.0	12.5	3.0
Investor Services	12.5	3.0	12.4	3.0
Insurance	12.5	3.0	12.4	3.0
Capital Markets	12.7	3.0	12.7	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	Represent assumptions relating to the previous Canadian Banking CGU, which became the Personal Banking – Canada and Commercial Banking CGUs effective the fourth quarter of 2024.

Summary of Carrying Amount of Other Intangible Assets
Other intangible assets

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships (1)	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,595	$1,097	$1,658	$2,456	$1,527	$12,333
Additions	31	4	–	9	1,090	1,134
Acquisition through business combination	–	–	1,972	370	–	2,342
Transfers	1,204	42	–	–	(1,246)	–
Dispositions	(1,204)	(67)	–	(9)	(1)	(1,281)
Impairment losses	(37)	(18)	–	–	(30)	(85)
Currency translations	32	17	7	115	3	174
Other changes	(47)	(1)	–	–	14	(34)
Balance at end of period	$5,574	$1,074	$3,637	$2,941	$1,357	$14,583
Accumulated amortization
Balance at beginning of period	$(3,596)	$(658)	$(1,330)	$(846)	$–	$(6,430)
Amortization charge for the year	(986)	(102)	(325)	(136)	–	(1,549)
Dispositions	1,204	66	–	7	–	1,277
Impairment losses	12	5	–	–	–	17
Currency translations	(21)	(7)	(8)	(31)	–	(67)
Other changes	–	(33)	–	–	–	(33)
Balance at end of period	$(3,387)	$(729)	$(1,663)	$(1,006)	$–	$(6,785)
Net balance at end of period	$2,187	$345	$1,974	$1,935	$1,357	$7,798

	For the year ended October 31, 2023 (Restated – Note 2)

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,076	$908	$1,630	$2,472	$1,535	$11,621
Additions	81	179	–	–	1,134	1,394
Acquisition through business combination	–	31	–	–	–	31
Transfers	1,067	78	–	–	(1,145)	–
Dispositions	(509)	(145)	–	(160)	8	(806)
Impairment losses	(73)	–	–	(9)	(5)	(87)
Currency translations	68	17	28	144	38	295
Other changes	(115)	29	–	9	(38)	(115)
Balance at end of period	$5,595	$1,097	$1,658	$2,456	$1,527	$12,333
Accumulated amortization
Balance at beginning of period	$(3,031)	$(612)	$(1,146)	$(749)	$–	$(5,538)
Amortization charge for the year	(993)	(146)	(160)	(172)	–	(1,471)
Dispositions	506	157	–	114	–	777
Impairment losses	(19)	–	–	–	–	(19)
Currency translations	(37)	(13)	(24)	(33)	–	(107)
Other changes	(22)	(44)	–	(6)	–	(72)
Balance at end of period	$(3,596)	$(658)	$(1,330)	$(846)	$–	$(6,430)
Net balance at end of period	$1,999	$439	$328	$1,610	$1,527	$5,903

(1)	Includes $259 million of mutual fund management contracts with indefinite useful lives in the Global Asset Management CGU acquired in the HSBC Canada transaction.